Tax credit and other receivables/Other payables	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Tax credit and other receivables/Other payables
25.	TAX CREDIT AND OTHER RECEIVABLES/OTHER PAYABLES

A.	Tax credit and other receivables/Other payables

	December 31,	December 31,
(In thousand Euros)	2022	2021
VAT receivable	10,091	13,834
Government grants receivable	4,049	3,634
Income tax credit receivable (short term)	706
Income ta x credit receivable (long term)	6,629	2,589

Total	21,475	20,057

	December 31,	December 31,
(In thousand Euros)	2022	2021
VAT payable	2,585	3,077
Current income tax liability	1,186	—
Social Security payable	1,328	774
Personal Income Tax payable	1,906	1,154
Deferred tax liabilities	1,388	31

Total	8,393	5,036

B.	Amounts recognized in profit or loss

	Year ended December 31,
(In thousand Euros)	2022	2021	2020
Loss before Tax / Profit	(67,726)	(225,584)	(12,312)

Tax income (at 25%)	16,932	56,396	3,078
Unrecognized deferred tax assets on tax losses	(16,932)	(56,396)	(3,078)
R&D tax credits	(5,468)	(1,666)	(923)
Amortization of intangible assets identified		(10)	—
Tax expense	542	(131)	13

Income tax credit	(4,926)	(1,807)	(910)

As Wallbox N.V. is a Spanish tax resident, is the corporate tax rate of Spain used, which is a nominal tax rate of

25
%.
Deductible temporary and permanent differences for which no deferred tax assets have been recognized totaled Euros 37,584 thousand and Euros 36 thousand at December 31, 2022, respectively. At December 31, 2021 deductible temporary and permanent differences for which no deferred tax asset were recognized in the statement of financial position amounted to Euros 101,921 thousand and Euros 54,756 thousand, respectively.
The amount of Euros 37,584 thousand (Euros 101,921 thousand at 2021) was relat ed
 to deductible temporary differences primarily associated with the share-based payment plan provision, and part of the financial expenses. In 2021, the amount of Euros 54,756 thousand, reflecting deductible permanent differences, primarily relates to deductible expenses recognized against share premium and listing expenses for the services provided by Kensington.
At December 31, details of the tax losses to be offset are as follows:

(In thousand Euros)	December 31, 2022	December 31, 2021
2015	47	47
2016	439	439
2017	56	56
2018	1,579	1,579
2019	3,318	3,318
2020	12,312	12,312
2021	68,907	68,907
2022	28,631	—

Total	115,289	86,658

Tax losses may be offset indefinitely in the future (see Note 5).
The existence of unused tax losses is strong evidence that future taxable profit may not be available to the Group. Having considered all evidence available, management determined that there was insufficient positive evidence to support the fact that it is probable that future taxable profits will be available against which to offset the tax losses. Accordingly, no deferred tax asset is recognized in the financial statements.